Document And Entity Information - Dec. 31, 2014 - shares	Total
Document Information [Line Items]
Entity Registrant Name	CHINESEWORLDNET COM INC
Entity Central Index Key	0001145898
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	CWNOF
Entity Common Stock, Shares Outstanding	10,950,000
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes